FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 2	Level 3
Assets:
Money market fund	$28,843	$—	$—
Total	$28,843	$—	$—

Amounts included in:
Cash and cash equivalents	$28,843	$—	$—
Total	$28,843	$—	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$12,875
Warrants liability	—	32,140	9,010
Total	$—	$32,140	$21,885
NOTE 15. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market fund	$710	$—	$—
Bank deposits	—	44,395	—
Total	710	44,395	—

Amounts included in:
Cash and cash equivalents	$710	$—	$—
Short-term investments	—	44,395	—
Total	$710	$44,395	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$4,126
Warrants liability	—	—	3,400
Total	$—	$—	$7,526

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	December 31, 2024			December 31, 2023
Stock price	$8.83			$5.14
Strike price	$4.42	-	$5.74	$4.97	-	$5.74
Term (in years)	1.5	-	2.5	1.5	-	2.5
Volatility	97.80%	-	116.20%	57.77%	-	59.65%
Risk-free rate	4.19%	-	4.30%	4.15%	-	4.34%
Dividend yield	0.0%			0.0%
The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	December 31, 2024			December 31, 2023
Stock price	$8.83			$5.14
Term (in years)	1.5	-	2.5	1.5	-	2.5
Volatility	95.00%	-	96.54%	57.77%	-	59.65%
Risk-free rate	4.48%	-	4.49%	4.27%	-	4.34%
Cost of Debt (Rd)	7.64%			7.03%	-	7.10%
Dividend yield	0.0%			0.0%

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of Level 3 warrants and derivative liabilities for the year ended December 31, 2024 and 2023:

Total Level 3 Financial Liabilities
Balance at December 31, 2023	$7,526
Change in fair value of derivative liabilities at fair value	9,143
Partial conversion of convertible notes	(394)
Change in fair value of warrants liability	5,610
Balance at December 31, 2024	$21,885

Total Level 3 Financial Liabilities
Balance at December 31, 2022	$—
Issuance of derivative liabilities at fair value (Note 13)	4,366
Change in fair value of derivative liabilities at fair value	(240)
Issuance of warrants (Note 13)	3,796
Change in fair value of warrants liability	(396)
Balance at December 31, 2023	$7,526